Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid (Details) - EBP, PR $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants, including rollovers, per the financial statements	$ 28,259
Amounts allocated to withdrawing participants and deemed distributions at end of year	403
Amounts allocated to withdrawing participants and deemed distributions at beginning of year	(511)
Benefits paid to participants, including rollovers, per Form 5500	$ 28,151